Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Total Payments
Total	$ 46,464,893	$ 13,432,057	$ 484,495	$ 1,978,739	$ 62,360,184
ZIMBABWE
Total	46,058,430	13,432,057	484,495	1,978,739	61,953,721
ZIMBABWE | Zimbabwe Revenue Authority
Total	46,058,430	$ 13,432,057
ZIMBABWE | Ministry of Mines
Total			$ 484,495
ZIMBABWE | National Indigenisation and Economic Empowerment Fund
Total				$ 1,978,739	1,978,739
SOUTH AFRICA
Total	406,463				406,463
SOUTH AFRICA | South African Revenue Authority
Total	$ 406,463				$ 406,463